Condensed Interim Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES
Net profit	$ 7,435,706	$ 26,589,415
Non-cash items:
Depreciation	21,578,136	17,252,021
Amortization of deferred dry dock expenditure	2,050,091	1,617,799
Share based compensation	978,672	1,074,474
Loss on disposal of vessels	(451,962)	0
Amortization of deferred finance charges	2,072,562	1,188,100
Changes in operating assets and liabilities:
Receivables, trade	4,719,464	(16,869,910)
Working capital advances	375,000	(2,745,000)
Prepayments	(27,201)	(997,768)
Advances and deposits	(2,970,488)	474,503
Other receivables	918	590,603
Inventories	(2,618,531)	(1,641,978)
Payables, trade	(1,243,784)	2,397,572
Charter revenue received in advance	417,050	318,641
Other payables	(33,133)	(404,941)
Accrued interest on loans	147,001	607,451
Deferred dry dock expenditure	(2,899,096)	(1,734,956)
Net cash provided by operating activities	32,558,821	27,986,026
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(145,533,463)	(168,991,746)
Payments for vessels under construction	0	(23,092,463)
Net proceeds from sale of vessels	37,612,414
Deposit for vessel acquisition	(2,775,000)
Payments for leasehold improvements	(493,100)
Payments for other non-current assets	(345,993)	(283,612)
Net cash (used in) investing activities	(111,535,142)	(192,367,821)
FINANCING ACTIVITIES
Proceeds from long-term debt	92,636,000	174,727,500
Repayments of long term debt	(19,698,260)	(17,909,450)
Repayments of capital leases	(27,097,348)	(1,257,124)
Payments for deferred finance charges	(5,774,351)	(1,570,795)
Net proceeds from equity offering	64,119,332	0
Repurchase of common stock	(2,993,931)	0
Payment of dividend	(9,354,022)	(6,181,741)
Net cash provided by financing activities	91,837,420	147,808,390
Net increase / (decrease) in cash and cash equivalents	12,861,099	(16,573,405)
Cash and cash equivalents at the beginning of the year	40,109,382	59,879,596
Cash and cash equivalents at the end of the period	$ 52,970,481	$ 43,306,191